Exhibit 99.4

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Invitation Homes Operating Partnership LP

5420 LBJ Freeway

Suite 600

Dallas, TX 75240

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Invitation Homes Operating Partnership LP (the “Company”, as the engaging party), Deutsche Bank Securities Inc., BofA Securities, Inc, Goldman Sachs & Co. LLC, and Morgan Stanley & Co. LLC, who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures relating to the accuracy of certain attributes of the collateral assets (the “Properties”) in the Data Tapes (as defined below) with respect to the Invitation Homes 2024-SFR1 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the attributes of the Properties in the Data Tapes.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, for Procedure 1, the Specified Parties agreed on a sample size of 679 Properties (the “Initial Sample Properties”), which the Specified Parties instructed us to randomly select from the pool of 2,605 Properties in the First Initial Data Tape (as defined below) identified by the Company as being the Properties that will collateralize the Transaction. The Company informed us that the First Initial Data Tape included lease information for leases with start dates after the Property Cut-Off Date. We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entirety of the Data Tapes based on the sample size and results of the procedures performed.

Following receipt of the results for Procedure 1 (listed below), the Company informed us of the decision to present lease information only with respect to leases with Lease Start Dates on or prior to the Property Cut-Off Date (the “Updated Lease Methodology”). The Company provided us with the Second Initial Data Tape (as defined below) identified by the Company as being the Properties that will collateralize the Transaction and instructed us to perform the procedure outlined in Procedure 2 (listed below), with the Updated Lease Methodology with respect to the Second Initial Data Tape.

In connection with the Transaction, for Procedure 2, the Specified Parties agreed on a sample size of 678 Properties (the “Second Sample Properties”), which the Specified Parties instructed us to randomly select from the pool of 2,600 Properties in the Second Initial Data Tape. We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entirety of the Data Tapes based on the sample size and results of the procedures performed.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017
T: 646-471-3000, www.pwc.com/us

In connection with the Transaction, for Procedure 5, the Specified Parties instructed that the procedures be performed on the entire pool of Properties in the Final Data Tape identified by the Company as being the Properties that will collateralize the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the Properties to stated underwriting, standards, criteria or other requirements;
•	The value of such Properties; and
•	The compliance of the purchaser of the Properties with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, the loan agreement or other offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
(iii)	The reasonableness of any of the methodologies or assumptions provided by the Responsible Party; and
(iv)	The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the Data Tapes based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For purposes of performing these agreed-upon procedures, no exceptions were reported for differences within the applicable “Tolerance Level” stated in Exhibit 1 and Exhibit 2 of this AUP Report.

We make no representations regarding the methodologies or assumptions provided to us by the Company.

Except as described in this report, we performed no procedures to determine the accuracy or completeness of the information contained in the Data Files.

Data, Information and Documents Provided

The following definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

•	The phrase “compared” refers to the comparison of one or more Specified Attributes in the Data Tapes to Source Documents or Supplemental Data Files.

•	The phrase “recalculated” refers to a recalculation of one of more Specified Attributes using a prescribed methodology.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided “Tolerance Level” (if any), as indicated within Exhibit 1 and Exhibit 2.

•	The phrase “Data Tapes” refers collectively to the First Initial Data Tape, Second Initial Data Tape, and the Final Data Tape (as such terms are defined below).

•	The phrase “Property Cut-Off Date” refers to June 30, 2024.

•	The phrase “Data Room” refers to StructuredFN, used by the Company to store the Source Documents used for the purposes of our procedures.

•	The phrase “Lease Review Date” refers to information provided by the Company from July 7, 2024 to August 2, 2024.

•	The phrase “Sample Attributes” refers to the Lease Start Date, Lease Expiration Date, Monthly Rent, Acquisition Type, Acquisition Month, Acquisition Year, and Purchase Price data attributes.

•	The phrase “Specified Attributes” refers to the Sample Attributes and the data fields listed in Exhibit 3. These Specified Attributes were selected by the Specified Parties for our procedures.

The “Data Files” refer to the following files provided to us by the Company:

•	A Microsoft Excel (“Excel”) file labeled “IH 2024-SFR1 - Data Tape 6.30.24 Total Portfolio vFINAL.xlsx” containing the Specified Attributes and other data attributes as of the Property Cut-Off Date for the initial pool of Properties identified by the Company as being the Properties that will collateralize the Transaction (the “First Initial Data Tape”);

•	An Excel file labeled “IH 2024-SFR1 - Data Tape 6.30.24 Total Portfolio vFINAL5.xlsx” containing the Specified Attributes and other data attributes as of the Property Cut-Off Date for the initial pool of Properties identified by the Company as being the Properties that will collateralize the Transaction (the “Second Initial Data Tape”);

•	An Excel file labeled “IH 2024-SFR1 - Data Tape 6.30.24 Total Portfolio vFINAL6.xlsx” containing the Specified Attributes and other data attributes as of the Property Cut-Off Date for the final pool of Properties identified by the Company as being the Properties that will collateralize the Transaction (the “Final Data Tape”);

•	Two Microsoft Word files labeled “IH 2024-SFR1 - MTM Validation.docx” and “IH 2024-SFR1 - MTM Validation v3.docx” containing screenshots of the resident ledgers for June 2024 from the Company’s property management system for each Month-to-Month Sample Property (the “MTM Support File”);

•	Certain lease and property purchase documents relating to the Initial Sample Properties and Second Sample Properties that were made available in the Data Room or via email, as applicable (the “Source Documents”); and

•	The following Excel files provided for the purposes of performing the electronic comparison and recalculation procedures enumerated in Exhibit 3 (the “Supplemental Data Files”), listed and defined as follows:

○	An Excel file labeled “BPO File.xlsx” (the “BPO File”);
○	An Excel file labeled “CMA File.xlsx” (the “CMA File”);
○	An Excel file labeled “Data Tape.xlsx” (the “Data Tape File”);
○	An Excel file labeled “Gross Book Value File.xlsx” (the “GBV File”);
○	An Excel file labeled “HOA File v2.xlsx” (the “HOA File”);
○	An Excel file labeled “MDT File v3.xlsx” (the “MDT File”);
○	An Excel file labeled “MSA Mapping File v2.xlsx” (the “MSA Mapping File”);
○	An Excel file labeled “Property Tax File.xlsx” (the “Property Tax File”); and
○	An Excel file labeled “Underwriting Model.xlsx” (the “Underwriting Model”).

Procedures Performed

Procedure 1	For each of the Initial Sample Properties, using the information, instruction, and assumptions provided by the Company as listed in Exhibit 1, we compared the Sample Attributes as of the Property Cut-Off Date, as shown in the First Initial Data Tape, to the corresponding information in the applicable Source Documents provided by the Company as of the Lease Review Date. For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable “Comparison Instructions” section of Exhibit 1. We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the applicable “Tolerance Level” listed in Exhibit 1 as the maximum acceptable difference.

We compared the Sample Attributes in the First Initial Data Tape for the Initial Sample Properties to the Source Documents and found them to be in agreement, with the exception of the following differences (the “Initial Discrepancies”):

Table 1: The Initial Discrepancies

#	Included in the Final Data Tape?	Sample Attribute	First Initial Data Tape Value	Source Document Value
77	Yes	Monthly Rent	$2,095.00	$2,180.00
78	Yes	Lease Start Date	March 17, 2023	September 17, 2024
78	Yes	Lease Expiration Date	September 16, 2024	March 16, 2026
82	Yes	Lease Start Date	January 13, 2023	July 13, 2024
82	Yes	Lease Expiration Date	July 12, 2024	July 12, 2026
82	Yes	Monthly Rent	$1,602.00	$1,878.00

#	Included in the Final Data Tape?	Sample Attribute	First Initial Data Tape Value	Source Document Value
88	Yes	Lease Start Date	February 3, 2023	August 3, 2024
88	Yes	Lease Expiration Date	August 2, 2024	August 2, 2025
88	Yes	Monthly Rent	$2,095.00	$2,179.00
98	Yes	Lease Start Date	August 28, 2022	August 28, 2024
98	Yes	Lease Expiration Date	August 27, 2024	August 27, 2025
101	Yes	Monthly Rent	$2,165.00	$2,198.00
104	Yes	Lease Start Date	July 28, 2022	July 28, 2024
104	Yes	Lease Expiration Date	July 27, 2024	July 27, 2025
109	Yes	Lease Start Date	February 19, 2023	August 19, 2024
109	Yes	Lease Expiration Date	August 18, 2024	August 18, 2026
109	Yes	Monthly Rent	$1,945.00	$2,145.00
121	Yes	Lease Start Date	August 15, 2022	August 15, 2024
121	Yes	Lease Expiration Date	August 14, 2024	August 14, 2025
137	Yes	Monthly Rent	$2,255.00	$2,334.00
145	Yes	Monthly Rent	$2,349.00	$2,443.00
149	Yes	Monthly Rent	$1,970.00	$2,049.00
169	Yes	Lease Start Date	August 31, 2023	August 31, 2024
169	Yes	Lease Expiration Date	August 30, 2024	August 30, 2025
170	Yes	Lease Start Date	August 1, 2023	August 1, 2024
170	Yes	Lease Expiration Date	July 31, 2024	July 31, 2025
184	Yes	Lease Start Date	August 4, 2023	August 4, 2024
184	Yes	Lease Expiration Date	August 3, 2024	August 3, 2026
189	Yes	Lease Start Date	September 4, 2023	September 4, 2024
189	Yes	Lease Expiration Date	September 3, 2024	September 3, 2025
221	Yes	Lease Start Date	August 26, 2023	August 26, 2024
221	Yes	Lease Expiration Date	August 25, 2024	August 25, 2025
224	Yes	Lease Start Date	August 14, 2023	August 14, 2024
224	Yes	Lease Expiration Date	August 13, 2024	May 13, 2025
245	Yes	Lease Start Date	February 20, 2024	August 20, 2024
245	Yes	Lease Expiration Date	August 19, 2024	August 19, 2025
245	Yes	Monthly Rent	$2,209.00	$2,249.00
254	Yes	Lease Start Date	September 8, 2023	September 8, 2024
254	Yes	Lease Expiration Date	September 7, 2024	September 7, 2025
261	Yes	Lease Start Date	August 21, 2023	August 21, 2024
261	Yes	Lease Expiration Date	August 20, 2024	August 20, 2025
261	Yes	Monthly Rent	$2,390.00	$2,447.00
263	Yes	Lease Start Date	September 9, 2023	September 9, 2024
263	Yes	Lease Expiration Date	September 8, 2024	September 8, 2025
263	Yes	Monthly Rent	$2,195.00	$2,270.00
274	Yes	Lease Start Date	August 17, 2023	August 17, 2024
274	Yes	Lease Expiration Date	August 16, 2024	August 16, 2025
274	Yes	Monthly Rent	$1,995.00	$2,076.00
292	Yes	Lease Start Date	August 1, 2023	August 1, 2024
292	Yes	Lease Expiration Date	July 31, 2024	July 31, 2026
292	Yes	Monthly Rent	$1,845.00	$1,923.00
293	Yes	Lease Start Date	August 1, 2023	August 1, 2024
293	Yes	Lease Expiration Date	July 31, 2024	July 31, 2025
295	Yes	Lease Start Date	August 4, 2023	August 4, 2024
295	Yes	Lease Expiration Date	August 3, 2024	August 3, 2025
295	Yes	Monthly Rent	$2,025.00	$2,090.00
311	Yes	Lease Start Date	August 10, 2023	August 10, 2024
311	Yes	Lease Expiration Date	August 9, 2024	August 9, 2025
314	Yes	Lease Start Date	September 6, 2023	September 6, 2024
314	Yes	Lease Expiration Date	September 5, 2024	September 5, 2025
333	Yes	Lease Start Date	July 14, 2023	July 14, 2024
333	Yes	Lease Expiration Date	July 13, 2024	July 13, 2026
351	Yes	Lease Start Date	August 8, 2023	August 8, 2024
351	Yes	Lease Expiration Date	August 7, 2024	August 7, 2025
358	Yes	Lease Start Date	August 12, 2023	August 12, 2024
358	Yes	Lease Expiration Date	August 11, 2024	August 11, 2025

#	Included in the Final Data Tape?	Sample Attribute	First Initial Data Tape Value	Source Document Value
361	Yes	Lease Start Date	July 31, 2023	July 31, 2024
361	Yes	Lease Expiration Date	July 30, 2024	July 30, 2025
373	Yes	Lease Start Date	July 13, 2023	July 13, 2024
373	Yes	Lease Expiration Date	July 12, 2024	July 12, 2025
387	Yes	Lease Expiration Date	May 15, 2025	November 15, 2024
411	Yes	Lease Start Date	August 12, 2023	August 12, 2024
411	Yes	Lease Expiration Date	August 11, 2024	August 11, 2025
424	Yes	Lease Start Date	August 17, 2023	August 17, 2024
424	Yes	Lease Expiration Date	August 16, 2024	August 16, 2025
441	Yes	Lease Start Date	August 3, 2023	August 3, 2024
441	Yes	Lease Expiration Date	August 2, 2024	August 2, 2025
454	Yes	Lease Start Date	August 25, 2023	August 25, 2024
454	Yes	Lease Expiration Date	August 24, 2024	August 24, 2025
478	Yes	Lease Start Date	January 1, 2024	July 1, 2024
478	Yes	Lease Expiration Date	June 30, 2024	December 31, 2024
478	Yes	Monthly Rent	$2,350.00	$2,285.00
539	Yes	Lease Start Date	August 30, 2023	August 30, 2024
539	Yes	Lease Expiration Date	August 29, 2024	March 1, 2026
539	Yes	Monthly Rent	$1,885.00	$2,016.00
606	Yes	Lease Start Date	July 31, 2023	July 31, 2024
606	Yes	Lease Expiration Date	July 30, 2024	July 30, 2026
611	Yes	Lease Start Date	August 25, 2023	August 25, 2024
611	Yes	Lease Expiration Date	August 24, 2024	August 24, 2025
611	Yes	Monthly Rent	$2,631.00	$2,450.00

Procedure 2	For each of the Second Sample Properties, using the information, instruction, and assumptions provided by the Company as listed in Exhibit 2, we compared the Sample Attributes as of the Property Cut-Off Date, as shown in the Second Initial Data Tape, to the corresponding information in the applicable Source Documents provided by the Company as of the Lease Review Date. For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable “Comparison Instructions” section of Exhibit 2. We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the applicable “Tolerance Level” listed in Exhibit 2 as the maximum acceptable difference.

We compared the Sample Attributes in the Second Initial Data Tape for the Second Sample Properties to the Source Documents and found them to be in agreement, with the exception of the following differences (the “Updated Discrepancies”):

Table 1: The Updated Discrepancies

#	Included in the Final Data Tape?	Sample Attribute	Second Initial Data Tape Value	Source Document Value
53	Yes	Monthly Rent	$2,196.29	$2,295.00
75	Yes	Monthly Rent	$1,965.00	$2,034.00
114	Yes	Monthly Rent	$1,675.00	$1,725.00
194	Yes	Lease Expiration Date	March 6, 2026	March 6, 2025
307	Yes	Monthly Rent	$2,446.00	$2,496.00
388	Yes	Acquisition Type	Short Sale	Standard Sale

Procedure 3	For each of the Second Sample Properties included in the Final Data Tape provided by the Company, we performed the following procedures:

a)	for the Sample Attributes relating to the Updated Discrepancies, we compared each “Source Document Value” shown in Table 1 to the corresponding Sample Attribute value in the Final Data Tape and found them to be in agreement; and

b)	for each Sample Attribute that did not have an Updated Discrepancy, we compared the Second Initial Data Tape to the Final Data Tape and found no differences greater than the applicable “Tolerance Level” stated in Exhibit 2.

We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entirety of the Data Tapes based on the sample size and results of the procedures performed.

Procedure 4	In the Final Data Tape, we identified 64 Properties where the MTM? data attribute was equal to “1” (indicating a Property occupied on a month-to-month basis as of the Property Cut-Off Date). Of these 64 Properties, 24 of the Properties (the “Month-to-Month Sample Properties”) were part of the Second Sample Properties. Using the MTM Support File provided by the Company, the Final Data Tape, and the methodology provided by the Company, we observed that for each of the Month-to-Month Sample Properties:

a)	the Leased data attribute was equal to “1” in the Final Data Tape;

b)	the Lease Expiration Date Sample Attribute was prior to the Property Cut-Off Date in the Final Data Tape; and

c)	as indicated in the MTM Support File, the tenant had been charged and paid rent for the month of June 2024, or 1) if rent for the month of June 2024 was unpaid and overdue by more than 31 days as of the Property Cut-Off Date, 2) the total aged receivables (aged more than 31 days) balance is greater than 25% of the contracted monthly rent, and 3) the total AR balance is greater than 25% of the monthly contracted rent, then the Delinquent Tenant? (Y/N) data attribute is equal to “1” (indicating a delinquent tenant) in the Final Data Tape.

Based on the procedure performed, we found the Month-to-Month data attribute shown in the Final Data Tape to be in agreement for the Month-to-Month Sample Properties.

Procedure 5	Using the information, instruction, and assumptions provided by the Company, for each of the Properties represented in the Final Data Tape, we performed the respective procedures for the data fields listed in Exhibit 3. The Company provided the Final Data Tape, Supplemental Data Files, and certain calculation methodologies as identified in Exhibit 3 for the purposes of comparing or recalculating each characteristic and instructed us to use these methodologies for the purpose of our procedures. We make no representations regarding the methodologies or assumptions provided to us by the Company.

In performing this procedure, we received one or more preliminary data files and performed certain procedures as set forth in Exhibit 3. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate.

We performed this procedure in the Final Data Tape, and we either (i) compared the information in the Final Data Tape to the Supplemental Data Files, as applicable or (ii) compared the recalculated values to the corresponding values in the Final Data Tape, as applicable, and, in each case, found them to be in agreement.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the accuracy of certain attributes of the Properties in the Data Tapes. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to

Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

New York, New York

August 8, 2024

Exhibit 1

Sample Attribute: Lease Start Date

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of this procedure, the “Relevant Lease Agreement” was the lease agreement, lease addendum, or lease renewal letter with the most recent “Effective Date” or on prior to the Property Cut-Off Date.

For Properties where the Leased data attribute equaled “1” (indicating a leased Property), we compared the Lease Start Date Sample Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Lease Expiration Date

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of this procedure, the “Relevant Lease Agreement” was the lease agreement, lease addendum, or lease renewal letter with the most recent “Effective Date” or on prior to the Property Cut-Off Date.

For Properties where the Leased data attribute equaled “1” (indicating a leased Property), we compared the Lease Expiration Date Sample Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Monthly Rent

Tolerance Level: +/- $30

Comparison Instructions:

For the purposes of this procedure, the “Relevant Lease Agreement” was the lease agreement, lease addendum, or lease renewal letter with the most recent “Effective Date” or on prior to the Property Cut-Off Date.

For Properties where the Leased data attribute equaled “1” (indicating a leased Property), we compared the Monthly Rent Sample Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Acquisition Type

Tolerance Level: n/a

Comparison Instructions:

1)	For Properties where the Acquisition Type data attribute equaled “New Build”, compared the Acquisition Type data attribute to the corresponding value in the MDT File.

2)	If a settlement statement is available for the applicable Property and only one property is listed on that settlement statement, compared the Acquisition Type Sample Attribute to “Standard Sale”.

3)	If a bid receipt is available for the applicable Property and only one property is listed on that bid receipt, compared the Acquisition Type Sample Attribute to “Short Sale”.

Sample Attribute: Acquisition Month

Tolerance Level: +/- 1 month (considering the Acquisition Year Sample Attribute)

Comparison Instructions:

1)	If a settlement statement is available, compared the Acquisition Month Sample Attribute to information available in the settlement statement. If a settlement statement is not available, then

2)	If a bid receipt is available, compared the Acquisition Month Sample Attribute to information available in the bid receipt. If a bid receipt is not available, then

3)	If a purchase agreement is available, compared the Acquisition Month Sample Attribute to information available in the purchase agreement.

Sample Attribute: Acquisition Year

Tolerance Level: N/A (refer to Acquisition Month tolerance)

Comparison Instructions:

1)	If a settlement statement is available, compared the Acquisition Year Sample Attribute to information available in the settlement statement. If a settlement statement is not available, then

2)	If a bid receipt is available, compared the Acquisition Year Sample Attribute to information available in the bid receipt. If a bid receipt is not available, then

3)	If a purchase agreement is available, compared the Acquisition Year Sample Attribute to information available in the purchase agreement.

Sample Attribute: Purchase Price

Tolerance Level: +/- $10

Comparison Instructions:

1)	If a settlement statement is available, compared the Purchase Price Sample Attribute to information available in the settlement statement. If a settlement statement is not available, then

2)	If a bid receipt is available, compared the Purchase Price Sample Attribute to information available in the bid receipt. If a bid receipt is not available, then

3)	If a purchase agreement is available, compared the Purchase Price Sample Attribute to information available in the purchase agreement.

4)	If multiple properties are listed on either a purchase agreement, settlement statement, or bid receipt, and the purchase price information on the purchase agreement, settlement statement, or bid receipt was not disaggregated at the property level, then compared the Purchase Price Sample Attribute to information available in the applicable bulk sale schedule.

Exhibit 2

Sample Attribute: Lease Start Date

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of this procedure, for Properties where the MTM? data attribute was equal to “0” (indicating a Property not occupied on a month-to-month basis as of the Property Cut-Off Date), the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start date and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date. If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Property Cut-Off Date, and b) has the most recent “Effective Date” or on prior to the Property Cut-Off Date.

For Properties where the MTM? data attribute was equal to “1” (indicating a Property occupied on a month-to-month basis as of the Property Cut-Off Date), the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that a) has the most recent “Effective Date” or on prior to the Property Cut-Off Date and b) has a Lease Expiration Date prior to the Property Cut-Off Date.

For Properties where the Leased data attribute equaled “1” (indicating a leased Property), we compared the Lease Start Date Sample Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Lease Expiration Date

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of this procedure, for Properties where the MTM? data attribute was equal to “0” (indicating a Property not occupied on a month-to-month basis as of the Property Cut-Off Date), the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start date and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date. If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Property Cut-Off Date, and b) has the most recent “Effective Date” or on prior to the Property Cut-Off Date.

For Properties where the MTM? data attribute was equal to “1” (indicating a Property occupied on a month-to-month basis as of the Property Cut-Off Date), the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that a) has the most recent “Effective Date” or on prior to the Property Cut-Off Date and b) has a Lease Expiration Date prior to the Property Cut-Off Date.

For Properties where the Leased data attribute equaled “1” (indicating a leased Property), we compared the Lease Expiration Date Sample Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Monthly Rent

Tolerance Level: +/- $30

Comparison Instructions:

For the purposes of this procedure, for Properties where the MTM? data attribute was equal to “0” (indicating a Property not occupied on a month-to-month basis as of the Property Cut-Off Date), the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start date and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date. If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Property Cut-Off Date, and b) has the most recent “Effective Date” or on prior to the Property Cut-Off Date.

For Properties where the MTM? data attribute was equal to “1” (indicating a Property occupied on a month-to-month basis as of the Property Cut-Off Date), the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that a) has the most recent “Effective Date” or on prior to the Property Cut-Off Date and b) has a Lease Expiration Date prior to the Property Cut-Off Date.

For Properties where the Leased data attribute equaled “1” (indicating a leased Property), we compared the Monthly Rent Sample Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Acquisition Type

Tolerance Level: n/a

Comparison Instructions:

1)	For Properties where the Acquisition Type data attribute equaled “New Build”, compared the Acquisition Type data attribute to the corresponding value in the MDT File.

2)	If a settlement statement is available for the applicable Property and only one property is listed on that settlement statement, compared the Acquisition Type Sample Attribute to “Standard Sale”.

3)	If a bid receipt is available for the applicable Property and only one property is listed on that bid receipt, compared the Acquisition Type Sample Attribute to “Short Sale”.

Sample Attribute: Acquisition Month

Tolerance Level: +/- 1 month (considering the Acquisition Year Sample Attribute)

Comparison Instructions:

1)	If a settlement statement is available, compared the Acquisition Month Sample Attribute to information available in the settlement statement. If a settlement statement is not available, then

2)	If a bid receipt is available, compared the Acquisition Month Sample Attribute to information available in the bid receipt. If a bid receipt is not available, then

3)	If a purchase agreement is available, compared the Acquisition Month Sample Attribute to information available in the purchase agreement.

Sample Attribute: Acquisition Year

Tolerance Level: N/A (refer to Acquisition Month tolerance)

Comparison Instructions:

1)	If a settlement statement is available, compared the Acquisition Year Sample Attribute to information available in the settlement statement. If a settlement statement is not available, then

2)	If a bid receipt is available, compared the Acquisition Year Sample Attribute to information available in the bid receipt. If a bid receipt is not available, then

3)	If a purchase agreement is available, compared the Acquisition Year Sample Attribute to information available in the purchase agreement.

Sample Attribute: Purchase Price

Tolerance Level: +/- $10

Comparison Instructions:

1)	If a settlement statement is available, compared the Purchase Price Sample Attribute to information available in the settlement statement. If a settlement statement is not available, then

2)	If a bid receipt is available, compared the Purchase Price Sample Attribute to information available in the bid receipt. If a bid receipt is not available, then

3)	If a purchase agreement is available, compared the Purchase Price Sample Attribute to information available in the purchase agreement.

4)	If multiple properties are listed on either a purchase agreement, settlement statement, or bid receipt, and the purchase price information on the purchase agreement, settlement statement, or bid receipt was not disaggregated at the property level, then compared the Purchase Price Sample Attribute to information available in the applicable bulk sale schedule.

Exhibit 3

Data Field	Procedure	Recalculation Methodology	Data File(s)	Comments
Property Type	Final Data Tape to Supplemental Data File electronic comparison	n/a	MDT File (Property Type)
Condo?	Final Data Tape to Supplemental Data File electronic comparison	n/a	MDT File (Condo?)
Address (Street)	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO File (Property Address Line 1)
City	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO File (Property City)
County	Final Data Tape to Supplemental Data File electronic comparison	n/a	MDT File (County)
State	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO File (Property State)
Zip Code	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO File (Property Zip Code)
Metropolitan Statistical Area (MSA - OMB)	Final Data Tape to Supplemental Data File electronic comparison	n/a	Final Data Tape (Zip Code) MSA Mapping File (cbsa, Metropolitan or Micropolitan Statistical Area Title)	Mapping performed using the Zip Code data attribute for each Property to match to cbsa, and then cbsa to Metropolitan or Micropolitan Statistical Area Title
Pool?	Final Data Tape to Supplemental Data File electronic comparison	n/a	Data Tape File (Pool)
Total Investment Basis	Final Data Tape to Supplemental Data File electronic comparison	n/a	GBV File (Basis (Gross))

Data Field	Procedure	Recalculation Methodology	Data File(s)	Comments
BPO Value	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO File (Order Complete Date)
BPO Date	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO File (As-Is Market Value)
Original Length of lease	Recalculate and compare	Recalculation: (Lease Expiration Date - Lease Start Date) / 30	Final Data Tape (Leased, Lease Start Date, Lease Expiration Date)	No recalculation performed for Properties where the Leased data field was “0”. The result of the recalculation was rounded to the nearest integer.
Gross Potential Rent (Annual)	Recalculate and compare

Recalculation:

if the Leased data attribute was equal to “0” and the Vacant – Previous rent data attribute was blank, then the corresponding value from the CMA File * 12;

if the Leased data attribute was equal to “0” and the Vacant – Previous rent data attribute was not blank, then Vacant – Previous rent * 12;

if the Leased data attribute was equal to “1”, the, then Monthly Rent * 12

Final Data Tape (Leased, Monthly Rent, Vacant – Previous rent) CMA File (CMA)
Vacancy	Recalculate and compare	Recalculation: Gross Potential Rent (Annual) * Market Vacancy assumption	Final Data Tape (Market, Gross Potential Rent (Annual)) Underwriting Model (Market Vacancy Assumption (%))
Other Income	Recalculate and compare	Recalculation: (Gross Potential Rent (Annual) + Vacancy) * Other Income assumption	Final Data Tape (Market, Gross Potential Rent (Annual), Vacancy) Underwriting Model (Other Income)	For the avoidance of doubt, Vacancy shown as a negative value in the Final Data Tape.
Total Revenue	Recalculate and compare	Recalculation: Gross Potential Rent (Annual) + Vacancy + Other Income	Final Data Tape (Gross Potential Rent (Annual), Vacancy, Other Income)	For the avoidance of doubt, Vacancy shown as a negative value in the Final Data Tape.

Data Field	Procedure	Recalculation Methodology	Data File(s)	Comments
Less: Resident Recoveries	Recalculate and compare	Recalculation: (Gross Potential Rent (Annual) + Vacancy) * Resident Recoveries assumption	Final Data Tape (Market, Gross Potential Rent (Annual), Vacancy) Underwriting Model (Less: Resident Recoveries)	For the avoidance of doubt, Vacancy shown as a negative value in the Final Data Tape.
Core Revenues	Recalculate and compare	Recalculation: Total Revenue + Less: Resident Recoveries	Final Data Tape (Total Revenue, Less: Resident Recoveries)	For the voidance of doubt, Less: Resident Recoveries shown as a negative value in the Final Data Tape.
HOA Expense	Recalculate and compare	Recalculation: Annual HOA Dues + HOA Fines and Violations assumption	Final Data Tape (Market, In HOA?, Annual HOA Dues) Underwriting Model (HOA Fines & Violations)	No recalculation performed for Properties where the In HOA? data field was “0”.
Insurance Expense	Final Data Tape to Supplemental Data File electronic comparison	n/a	MDT File (Insurance)
Property Tax	Final Data Tape to Supplemental Data File electronic comparison	n/a	Property Tax File (Total Property Taxes)
Repairs & Maintenance	Recalculate and compare	Recalculation: (Gross Potential Rent (Annual) + Vacancy) * Repairs & Maintenance assumption	Final Data Tape (Market, Gross Potential Rent (Annual), Vacancy) Underwriting Model (R&M OpEx including Recur. Maint)	For the avoidance of doubt, Vacancy shown as a negative value in the Final Data Tape.
Leasing & Marketing Expense	Recalculate and compare	Recalculation: (Gross Potential Rent (Annual) + Vacancy) * Turnover assumption * Turnover Rate assumption	Final Data Tape (Market, Gross Potential Rent (Annual), Vacancy) Underwriting Model (Lease-Up / Marketing Turnover, Turnover Rate)	For the avoidance of doubt, Vacancy shown as a negative value in the Final Data Tape.
Turnover Expense	Recalculate and compare	Recalculation: (Gross Potential Rent (Annual) + Vacancy) * Turnover Cost assumption * Turnover Rate assumption	Final Data Tape (Market, Gross Potential Rent (Annual), Vacancy) Underwriting Model (Cost per Turn (OpEx only), Turnover Rate)	For the avoidance of doubt, Vacancy shown as a negative value in the Final Data Tape.

Data Field	Procedure	Recalculation Methodology	Data File(s)	Comments
Utilities	Recalculate and compare	Recalculation: (Gross Potential Rent (Annual) + Vacancy) * Utilities assumption	Final Data Tape (Market, Gross Potential Rent (Annual), Vacancy) Underwriting Model (Utilities)	For the avoidance of doubt, Vacancy shown as a negative value in the Final Data Tape.
Property Admin	Recalculate and compare	Recalculation: (Gross Potential Rent (Annual) + Vacancy) * Property Admin assumption	Final Data Tape (Market, Gross Potential Rent (Annual), Vacancy) Underwriting Model (Property Admin)	For the avoidance of doubt, Vacancy shown as a negative value in the Final Data Tape.
Property Management	Recalculate and compare	Recalculation: Core Revenues * Property Management assumption	Final Data Tape (Core Revenues) Underwriting Model (Property Management Expense)
Total OpEx	Recalculate and compare	Recalculation: HOA Expense + Insurance Expense + Property Tax + Repairs & Maintenance + Leasing & Marketing Expense + Turnover Expense + Utilities + Property Admin + Property Management	Final Data Tape (HOA Expense, Insurance Expense, Property Tax, Repairs & Maintenance, Leasing & Marketing Expense, Turnover Expense, Utilities, Property Admin, Property Management)
Core Expenses	Recalculate and compare	Recalculation: Total OpEx + Less: Resident Recoveries	Final Data Tape (Total OpEx, Less: Resident Recoveries)	For the voidance of doubt, Less: Resident Recoveries shown as a negative value in the Final Data Tape.
NOI	Recalculate and compare	Recalculation: Core Revenues - Core Expenses	Final Data Tape (Core Revenues, Core Expenses)
Capex Reserve	Final Data Tape to Supplemental Data File electronic comparison	n/a	Final Data Tape (Market) Underwriting Model (Cap Ex Reserve)
NOI after CapEx	Recalculate and compare	Recalculation: NOI - Capex Reserve	Final Data Tape (NOI, Capex Reserve)
Annual HOA Dues	Final Data Tape to Supplemental Data File electronic comparison	n/a	HOA File (Total Annual HOA Dues and Fees)

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